Loss Per Share/Ads (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Loss Per Share Or Ads [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share	Details of the number of shares and loss used in the computation of loss per share:
	Year ended December 31,
	2022		2021		2020
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	4,575	(2,592)	2,049	$(5,789)	258	$(3,482)

Effect of potential dilutive ordinary shares	-	-	-	-	7	(468)

Diluted loss per share	4,575	(2,592)	2,049	(5,789)	265	(3,950)